Financial instruments - Loans operations portfolio (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	R$ 1,207,631	R$ 312,808
Movement between stages - Gross carrying amount
Opening Gross Balance	312,808
Closing Gross Balance	1,207,631
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	117,553
Closing allowance for expected credit losses	131,260
Current loans operations portfolio	891,718	209,957
Non-Current loans operations portfolio	171,401	40,790
Balances not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,115,265	301,590
Movement between stages - Gross carrying amount
Opening Gross Balance	301,590
Closing Gross Balance	1,115,265
Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	92,366	11,218
Movement between stages - Gross carrying amount
Opening Gross Balance	11,218
Closing Gross Balance	92,366
Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,174,588	310,960
Movement between stages - Gross carrying amount
Opening Gross Balance	310,960
Closing Gross Balance	1,174,588
Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	33,043	1,848
Movement between stages - Gross carrying amount
Opening Gross Balance	1,848
Closing Gross Balance	33,043
Not later than fifteen days [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	18,852	4,351
Movement between stages - Gross carrying amount
Opening Gross Balance	4,351
Closing Gross Balance	18,852
Not later than fifteen days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	53,721	2,281
Movement between stages - Gross carrying amount
Opening Gross Balance	2,281
Closing Gross Balance	53,721
Not later than fifteen days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3,075	249
Movement between stages - Gross carrying amount
Opening Gross Balance	249
Closing Gross Balance	3,075
Later than fifteen days and not later than thirty days [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	7,730	1,389
Movement between stages - Gross carrying amount
Opening Gross Balance	1,389
Closing Gross Balance	7,730
Later than fifteen days and not later than thirty days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	56,992	12,095
Movement between stages - Gross carrying amount
Opening Gross Balance	12,095
Closing Gross Balance	56,992
Later than fifteen days and not later than thirty days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	4,381	698
Movement between stages - Gross carrying amount
Opening Gross Balance	698
Closing Gross Balance	4,381
Later than one month and not later than two months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	14,386	2,045
Movement between stages - Gross carrying amount
Opening Gross Balance	2,045
Closing Gross Balance	14,386
Later than one month and not later than two months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	118,507	30,670
Movement between stages - Gross carrying amount
Opening Gross Balance	30,670
Closing Gross Balance	118,507
Later than one month and not later than two months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	5,126	799
Movement between stages - Gross carrying amount
Opening Gross Balance	799
Closing Gross Balance	5,126
Later than two months and not later than three months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	7,768	2,582
Movement between stages - Gross carrying amount
Opening Gross Balance	2,582
Closing Gross Balance	7,768
Later than two months and not later than three months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	119,402	28,017
Movement between stages - Gross carrying amount
Opening Gross Balance	28,017
Closing Gross Balance	119,402
Later than two months and not later than three months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	4,209	99
Movement between stages - Gross carrying amount
Opening Gross Balance	99
Closing Gross Balance	4,209
Later than three months and not later than six months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	18,715	824
Movement between stages - Gross carrying amount
Opening Gross Balance	824
Closing Gross Balance	18,715
Later than three months and not later than six months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	287,789	82,940
Movement between stages - Gross carrying amount
Opening Gross Balance	82,940
Closing Gross Balance	287,789
Later than three months and not later than six months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	9,797	3
Movement between stages - Gross carrying amount
Opening Gross Balance	3
Closing Gross Balance	9,797
Later than six months and not later than one year [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	24,915	27
Movement between stages - Gross carrying amount
Opening Gross Balance	27
Closing Gross Balance	24,915
Later than six months and not later than one year [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	364,850	113,323
Movement between stages - Gross carrying amount
Opening Gross Balance	113,323
Closing Gross Balance	364,850
Later than six months and not later than one year [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	6,455	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	6,455
Later than one year and not later than two years [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	148,090	41,573
Movement between stages - Gross carrying amount
Opening Gross Balance	41,573
Closing Gross Balance	148,090
Later than two year [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	25,237	61
Movement between stages - Gross carrying amount
Opening Gross Balance	61
Closing Gross Balance	25,237
Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,207,631	312,808
Movement between stages - Gross carrying amount
Opening Gross Balance	312,808
Acquisition / (Settlement)	902,149
Decrease through write-off, financial assets	7,326
Closing Gross Balance	1,207,631
Movement between stages - Allowance for expected credit losses of loans operations
Write-off	7,326
Loans Operations Stage 1 [Member]
Movement between stages - Gross carrying amount
Acquisition / (Settlement)	901,414
Transfer to stage 2	(137,103)
Transfer to stage 3	(7,748)
Cure from stage 2	39,076
Cure from stage 3	1,968
Decrease through write-off, financial assets	0
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(57,776)
(Acquisition) / Settlement	(68,304)
Transfer to stage 2	48,779
Transfer to stage 3	5,500
Cure to stage 2	(4,761)
Cure from stage 3	(192)
Write-off	0
Closing allowance for expected credit losses	(76,754)
Loans Operations Stage 2 [Member]
Movement between stages - Gross carrying amount
Acquisition / (Settlement)	1,643
Transfer to stage 3	(61,600)
Cure from stage 3	915
Decrease through write-off, financial assets	0
Cure to stage 1	(39,076)
Transfer from stage 1	137,103
Movement between stages - Allowance for expected credit losses of loans operations
(Acquisition) / Settlement	(18,837)
Cure to stage 1	4,761
Transfer to stage 3	43,195
Transfer from stage 1	(48,779)
Cure from stage 3	(352)
Write-off	0
Loans Operations Stage 3 [Member]
Movement between stages - Gross carrying amount
Acquisition / (Settlement)	(908)
Transfer to stage 2	61,600
Cure from stage 2	(915)
Decrease through write-off, financial assets	(7,326)
Cure to stage 1	(1,968)
Transfer from stage 1	7,748
Movement between stages - Allowance for expected credit losses of loans operations
(Acquisition) / Settlement	(2,636)
Transfer to stage 2	(43,195)
Cure to stage 1	192
Cure to stage 2	352
Transfer from stage 1	(5,500)
Write-off	7,326
Working Capital Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,093,475	309,677
Movement between stages - Gross carrying amount
Opening Gross Balance	309,677
Closing Gross Balance	1,093,475
Movement between stages - Allowance for expected credit losses of loans operations
(Acquisition) / Settlement	(13,059)
Working Capital Loans [Member] | Consolidated 3 stages [Member]
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(200)
Closing allowance for expected credit losses	(13,259)
Working Capital Loans [Member] | Loans Operations Stage 1 [Member]
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(200)
(Acquisition) / Settlement	(12,765)
Transfer to stage 2	5,156
Transfer to stage 3	403
Cure to stage 2	(372)
Cure from stage 3	(27)
Closing allowance for expected credit losses	(7,805)
Working Capital Loans [Member] | Loans Operations Stage 2 [Member]
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	0
(Acquisition) / Settlement	(372)
Cure to stage 1	372
Transfer to stage 3	1,311
Transfer from stage 1	(5,156)
Cure from stage 3	(25)
Closing allowance for expected credit losses	(3,870)
Working Capital Loans [Member] | Loans Operations Stage 3 [Member]
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	0
(Acquisition) / Settlement	78
Transfer to stage 2	(1,311)
Cure to stage 1	27
Cure to stage 2	25
Transfer from stage 1	(403)
Closing allowance for expected credit losses	(1,584)
Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,093,475	309,677
Movement between stages - Gross carrying amount
Opening Gross Balance	309,677
Closing Gross Balance	1,093,475
Merchant portfolio [Member] | Balances not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,006,335	298,460
Movement between stages - Gross carrying amount
Opening Gross Balance	298,460
Closing Gross Balance	1,006,335
Merchant portfolio [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	87,140	11,217
Movement between stages - Gross carrying amount
Opening Gross Balance	11,217
Closing Gross Balance	87,140
Merchant portfolio [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,062,981	307,872
Movement between stages - Gross carrying amount
Opening Gross Balance	307,872
Closing Gross Balance	1,062,981
Merchant portfolio [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	30,494	1,805
Movement between stages - Gross carrying amount
Opening Gross Balance	1,805
Closing Gross Balance	30,494
Merchant portfolio [Member] | Not later than fifteen days [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	17,462	4,350
Movement between stages - Gross carrying amount
Opening Gross Balance	4,350
Closing Gross Balance	17,462
Merchant portfolio [Member] | Not later than fifteen days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	23,083	1,666
Movement between stages - Gross carrying amount
Opening Gross Balance	1,666
Closing Gross Balance	23,083
Merchant portfolio [Member] | Not later than fifteen days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,561	247
Movement between stages - Gross carrying amount
Opening Gross Balance	247
Closing Gross Balance	2,561
Merchant portfolio [Member] | Later than fifteen days and not later than thirty days [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	7,054	1,389
Movement between stages - Gross carrying amount
Opening Gross Balance	1,389
Closing Gross Balance	7,054
Merchant portfolio [Member] | Later than fifteen days and not later than thirty days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	36,917	11,244
Movement between stages - Gross carrying amount
Opening Gross Balance	11,244
Closing Gross Balance	36,917
Merchant portfolio [Member] | Later than fifteen days and not later than thirty days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	4,170	657
Movement between stages - Gross carrying amount
Opening Gross Balance	657
Closing Gross Balance	4,170
Merchant portfolio [Member] | Later than one month and not later than two months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	13,521	2,045
Movement between stages - Gross carrying amount
Opening Gross Balance	2,045
Closing Gross Balance	13,521
Merchant portfolio [Member] | Later than one month and not later than two months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	99,015	30,213
Movement between stages - Gross carrying amount
Opening Gross Balance	30,213
Closing Gross Balance	99,015
Merchant portfolio [Member] | Later than one month and not later than two months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	4,614	799
Movement between stages - Gross carrying amount
Opening Gross Balance	799
Closing Gross Balance	4,614
Merchant portfolio [Member] | Later than two months and not later than three months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	7,121	2,582
Movement between stages - Gross carrying amount
Opening Gross Balance	2,582
Closing Gross Balance	7,121
Merchant portfolio [Member] | Later than two months and not later than three months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	107,068	27,696
Movement between stages - Gross carrying amount
Opening Gross Balance	27,696
Closing Gross Balance	107,068
Merchant portfolio [Member] | Later than two months and not later than three months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	3,865	99
Movement between stages - Gross carrying amount
Opening Gross Balance	99
Closing Gross Balance	3,865
Merchant portfolio [Member] | Later than three months and not later than six months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	17,637	824
Movement between stages - Gross carrying amount
Opening Gross Balance	824
Closing Gross Balance	17,637
Merchant portfolio [Member] | Later than three months and not later than six months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	268,770	82,415
Movement between stages - Gross carrying amount
Opening Gross Balance	82,415
Closing Gross Balance	268,770
Merchant portfolio [Member] | Later than three months and not later than six months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	9,091	3
Movement between stages - Gross carrying amount
Opening Gross Balance	3
Closing Gross Balance	9,091
Merchant portfolio [Member] | Later than six months and not later than one year [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	24,345	27
Movement between stages - Gross carrying amount
Opening Gross Balance	27
Closing Gross Balance	24,345
Merchant portfolio [Member] | Later than six months and not later than one year [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	354,807	113,005
Movement between stages - Gross carrying amount
Opening Gross Balance	113,005
Closing Gross Balance	354,807
Merchant portfolio [Member] | Later than six months and not later than one year [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	6,193	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	6,193
Merchant portfolio [Member] | Later than one year and not later than two years [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	148,084	41,572
Movement between stages - Gross carrying amount
Opening Gross Balance	41,572
Closing Gross Balance	148,084
Merchant portfolio [Member] | Later than two year [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	25,237	61
Movement between stages - Gross carrying amount
Opening Gross Balance	61
Closing Gross Balance	25,237
Merchant portfolio [Member] | Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,093,475	309,677
Movement between stages - Gross carrying amount
Opening Gross Balance	309,677
Acquisition / (Settlement)	791,124
Decrease through write-off, financial assets	7,326
Closing Gross Balance	1,093,475
Movement between stages - Allowance for expected credit losses of loans operations
Write-off	7,326
Merchant portfolio [Member] | Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	993,719	296,282
Movement between stages - Gross carrying amount
Opening Gross Balance	296,282
Acquisition / (Settlement)	791,295
Transfer to stage 2	(125,424)
Transfer to stage 3	(7,276)
Cure from stage 2	37,116
Cure from stage 3	1,726
Decrease through write-off, financial assets	0
Closing Gross Balance	993,719
Movement between stages - Allowance for expected credit losses of loans operations
Write-off	0
Merchant portfolio [Member] | Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	42,471	12,195
Movement between stages - Gross carrying amount
Opening Gross Balance	12,195
Acquisition / (Settlement)	940
Transfer to stage 3	(59,832)
Cure from stage 3	860
Decrease through write-off, financial assets	0
Cure to stage 1	(37,116)
Transfer from stage 1	125,424
Closing Gross Balance	42,471
Movement between stages - Allowance for expected credit losses of loans operations
Write-off	0
Merchant portfolio [Member] | Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	57,285	1,200
Movement between stages - Gross carrying amount
Opening Gross Balance	1,200
Acquisition / (Settlement)	(1,111)
Transfer to stage 2	59,832
Cure from stage 2	(860)
Decrease through write-off, financial assets	(7,326)
Cure to stage 1	(1,726)
Transfer from stage 1	7,276
Closing Gross Balance	57,285
Movement between stages - Allowance for expected credit losses of loans operations
Write-off	7,326
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	114,156	3,131
Movement between stages - Gross carrying amount
Opening Gross Balance	3,131
Closing Gross Balance	114,156
Credit Card Loans [Member] | Balances not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	108,930	3,130
Movement between stages - Gross carrying amount
Opening Gross Balance	3,130
Closing Gross Balance	108,930
Credit Card Loans [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	5,226	1
Movement between stages - Gross carrying amount
Opening Gross Balance	1
Closing Gross Balance	5,226
Credit Card Loans [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	111,607	3,088
Movement between stages - Gross carrying amount
Opening Gross Balance	3,088
Closing Gross Balance	111,607
Credit Card Loans [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,549	43
Movement between stages - Gross carrying amount
Opening Gross Balance	43
Closing Gross Balance	2,549
Credit Card Loans [Member] | Not later than fifteen days [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,390	1
Movement between stages - Gross carrying amount
Opening Gross Balance	1
Closing Gross Balance	1,390
Credit Card Loans [Member] | Not later than fifteen days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	30,638	615
Movement between stages - Gross carrying amount
Opening Gross Balance	615
Closing Gross Balance	30,638
Credit Card Loans [Member] | Not later than fifteen days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	514	2
Movement between stages - Gross carrying amount
Opening Gross Balance	2
Closing Gross Balance	514
Credit Card Loans [Member] | Later than fifteen days and not later than thirty days [Member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	676	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	676
Credit Card Loans [Member] | Later than fifteen days and not later than thirty days [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	20,075	851
Movement between stages - Gross carrying amount
Opening Gross Balance	851
Closing Gross Balance	20,075
Credit Card Loans [Member] | Later than fifteen days and not later than thirty days [Member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	211	41
Movement between stages - Gross carrying amount
Opening Gross Balance	41
Closing Gross Balance	211
Credit Card Loans [Member] | Later than one month and not later than two months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	865	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	865
Credit Card Loans [Member] | Later than one month and not later than two months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	19,492	457
Movement between stages - Gross carrying amount
Opening Gross Balance	457
Closing Gross Balance	19,492
Credit Card Loans [Member] | Later than one month and not later than two months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	512	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	512
Credit Card Loans [Member] | Later than two months and not later than three months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	647	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	647
Credit Card Loans [Member] | Later than two months and not later than three months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	12,334	321
Movement between stages - Gross carrying amount
Opening Gross Balance	321
Closing Gross Balance	12,334
Credit Card Loans [Member] | Later than two months and not later than three months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	344	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	344
Credit Card Loans [Member] | Later than three months and not later than six months [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,078	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	1,078
Credit Card Loans [Member] | Later than three months and not later than six months [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	19,019	525
Movement between stages - Gross carrying amount
Opening Gross Balance	525
Closing Gross Balance	19,019
Credit Card Loans [Member] | Later than three months and not later than six months [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	706	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	706
Credit Card Loans [Member] | Later than six months and not later than one year [member] | Balance Overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	570	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	570
Credit Card Loans [Member] | Later than six months and not later than one year [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	10,043	318
Movement between stages - Gross carrying amount
Opening Gross Balance	318
Closing Gross Balance	10,043
Credit Card Loans [Member] | Later than six months and not later than one year [member] | Installments overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	262	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	262
Credit Card Loans [Member] | Later than one year and not later than two years [member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	6	1
Movement between stages - Gross carrying amount
Opening Gross Balance	1
Closing Gross Balance	6
Credit Card Loans [Member] | Later than two year [Member] | Installments not overdue [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	0	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Closing Gross Balance	0
Credit Card Loans [Member] | Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	114,156	3,131
Movement between stages - Gross carrying amount
Opening Gross Balance	3,131
Acquisition / (Settlement)	111,025
Decrease through write-off, financial assets	0
Closing Gross Balance	114,156
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(61,861)
(Acquisition) / Settlement	(76,718)
Write-off	0
Closing allowance for expected credit losses	(131,253)
Credit Card Loans [Member] | Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	103,301	3,131
Movement between stages - Gross carrying amount
Opening Gross Balance	3,131
Acquisition / (Settlement)	110,119
Transfer to stage 2	(11,679)
Transfer to stage 3	(472)
Cure from stage 2	1,960
Cure from stage 3	242
Decrease through write-off, financial assets	0
Closing Gross Balance	103,301
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(57,576)
(Acquisition) / Settlement	(55,539)
Transfer to stage 2	43,623
Transfer to stage 3	5,097
Cure to stage 2	(4,389)
Cure from stage 3	(165)
Write-off	0
Closing allowance for expected credit losses	(68,949)
Credit Card Loans [Member] | Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	8,709	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Acquisition / (Settlement)	703
Transfer to stage 3	(1,768)
Cure from stage 3	55
Decrease through write-off, financial assets	0
Cure to stage 1	(1,960)
Transfer from stage 1	11,679
Closing Gross Balance	8,709
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(3,445)
(Acquisition) / Settlement	(18,465)
Cure to stage 1	4,389
Transfer to stage 3	41,884
Transfer from stage 1	(43,623)
Cure from stage 3	(327)
Write-off	0
Closing allowance for expected credit losses	(19,587)
Credit Card Loans [Member] | Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,146	0
Movement between stages - Gross carrying amount
Opening Gross Balance	0
Acquisition / (Settlement)	203
Transfer to stage 2	1,768
Cure from stage 2	(55)
Decrease through write-off, financial assets	0
Cure to stage 1	(242)
Transfer from stage 1	472
Closing Gross Balance	2,146
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(840)
(Acquisition) / Settlement	(2,714)
Transfer to stage 2	(41,884)
Cure to stage 1	165
Cure to stage 2	327
Transfer from stage 1	(5,097)
Write-off	0
Closing allowance for expected credit losses	(42,717)
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,207,631	312,808
Movement between stages - Gross carrying amount
Opening Gross Balance	312,808
Closing Gross Balance	1,207,631
Movement between stages - Allowance for expected credit losses of loans operations
Net Loans Operations	1,063,119	250,747
Current loans operations portfolio	891,718	209,957
Non-Current loans operations portfolio	171,401	40,790
Loans Operations [Member] | Consolidated 3 stages [Member]
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(62,061)
(Acquisition) / Settlement	(89,777)
Closing allowance for expected credit losses	(144,512)
Loans Operations [Member] | Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	1,097,020	299,413
Movement between stages - Gross carrying amount
Opening Gross Balance	299,413
Closing Gross Balance	1,097,020
Loans Operations [Member] | Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	51,180	12,195
Movement between stages - Gross carrying amount
Opening Gross Balance	12,195
Closing Gross Balance	51,180
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(3,445)
Closing allowance for expected credit losses	(23,457)
Loans Operations [Member] | Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	59,431	R$ 1,200
Movement between stages - Gross carrying amount
Opening Gross Balance	1,200
Closing Gross Balance	59,431
Movement between stages - Allowance for expected credit losses of loans operations
Opening allowance for expected credit losses	(840)
Closing allowance for expected credit losses	R$ (44,301)